FINANCIAL INSTRUMENTS (Details 21) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) bbl	Dec. 31, 2024 USD ($) bbl
Disclosure Of Financials Instruments [Line items]
N° Debtor | bbl	2,270	2,585
Trade receivables | $	$ 690,602	$ 909,485
Percentage of trade receivables	100.00%	100.00%
Below one month [Member]
Disclosure Of Financials Instruments [Line items]
N° Debtor | bbl	617	759
Trade receivables | $	$ 33,902	$ 34,456
Percentage of trade receivables	4.91%	3.78%
Later than one month and not later than two months [member]
Disclosure Of Financials Instruments [Line items]
N° Debtor | bbl	41	198
Trade receivables | $	$ 1,356	$ 1,922
Percentage of trade receivables	0.20%	0.21%
Later than two months and not later than three months [member]
Disclosure Of Financials Instruments [Line items]
N° Debtor | bbl	24	25
Trade receivables | $	$ 544	$ 716
Percentage of trade receivables	0.08%	0.08%
Later than three months and not later than four months [member]
Disclosure Of Financials Instruments [Line items]
N° Debtor | bbl	13	54
Trade receivables | $	$ 50	$ 50
Percentage of trade receivables	0.01%	0.01%
Later than four months and not later than five months [Member]
Disclosure Of Financials Instruments [Line items]
N° Debtor | bbl	5	17
Trade receivables | $	$ 84	$ 31
Percentage of trade receivables	0.01%	0.00%
Later than five months and not later than six months [Member]
Disclosure Of Financials Instruments [Line items]
N° Debtor | bbl	3	5
Trade receivables | $	$ 86	$ 8
Percentage of trade receivables	0.01%	0.00%
Later than six months and not later than seven months [Member]
Disclosure Of Financials Instruments [Line items]
N° Debtor | bbl	5	10
Trade receivables | $	$ 92	$ 53
Percentage of trade receivables	0.01%	0.01%
Later than seven months and not later than eight months [Member]
Disclosure Of Financials Instruments [Line items]
N° Debtor | bbl	7	8
Trade receivables | $	$ 207	$ 151
Percentage of trade receivables	0.03%	0.02%
Later than eight months [Member]
Disclosure Of Financials Instruments [Line items]
N° Debtor | bbl	120	37
Trade receivables | $	$ 7,289	$ 5,280
Percentage of trade receivables	1.06%	0.58%
Financial assets neither past due nor impaired [member]
Disclosure Of Financials Instruments [Line items]
N° Debtor | bbl	1,435	1,472
Trade receivables | $	$ 646,992	$ 866,818
Percentage of trade receivables	93.68%	95.31%